Note 21 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 3,425	$ 3,304	$ 3,097	$ 2,605	$ 12,711	$ 12,431
Other, net									(1,867)	112
Net cash provided by operating activities									13,459	14,281
Stock options exercised									4	168
Repurchase of treasury shares									(2,229)
Cash dividends									3,685	3,779
Net cash (used in) financing activities									(86,555)	130,309
Increase (decrease) in cash									(72,820)	68,047
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				107,933				39,886	107,933	39,886
CASH AND CASH EQUIVALENTS AT END OF YEAR	35,113				107,933				35,113	107,933
Parent Company [Member]
Net income									12,711	12,431
Equity method investments, income (loss)									(9,778)	(9,712)
Stock-based compensation									548	371
(Gain) loss on equity securities									(94)	9
Other, net									3,095	(382)
Net cash provided by operating activities									6,482	2,717
Proceeds from issuance of common stock									95	92
Restricted stock cash portion									(44)
Stock options exercised									4	168
Proceeds from dividend reinvestment plan									372	618
Repurchase of treasury shares									(2,229)
Cash dividends									(3,685)	(3,779)
Net cash (used in) financing activities									(5,487)	(2,901)
Increase (decrease) in cash									995	(184)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,582				$ 1,766	1,582	1,766
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,577				$ 1,582				2,577	1,582
Increase in common stock through increase in other, net									265	183
Parent Company [Member] | Middlefield Banking Company [Member]
Equity method investments, income (loss)									(10,742)	(9,711)
Parent Company [Member] | EMORECO [Member]
Equity method investments, income (loss)									$ 964	$ (1)